Earnings per share - EPS Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share
Profit/(loss) attributable to equity holders	$ 100	$ 26	$ 157	$ (48)
Weighted average number of common shares for EPS (millions)	603.3	493.8	603.3	493.8
Earnings/(loss) per share - Basic	$ 0.17	$ 0.05	$ 0.26	$ (0.10)
Earnings/(loss) per share - Diluted	$ 0.17	$ 0.05	$ 0.26	$ (0.10)
Dilutive potential shares	0.0	0.0	0.0	0.0